Consolidated Statements of Changes in Equity (Unaudited) - USD ($)		Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2019		$ 126,257,156	[1]	$ 16,461,333	$ 14,044,269	$ (174,517,769)	$ 23,022,845	$ 9,340,551	$ 14,608,385
Balance, shares at Dec. 31, 2019	[1]	7,000,053
Stock-based payment for consulting fee		$ 186,000	[1]	16,185					202,185
Stock-based payment for consulting fee, shares	[1]	46,667
Issued common stock		$ 576,000	[1]						576,000
Issued common stock, shares	[1]	285,714
Issued convertible note beneficial conversion feature in connection with the private placement (Note 12)			[1]	165,580					165,580
Issued detachable warrant in connection with the private placement (Note 12)			[1]	11,580					11,580
Employee Stock Incentive			[1]	92,308					92,308
Net loss for the year			[1]			(7,676,645)		(264,047)	(7,940,692)
Foreign currency translation loss			[1]				(115,522)	12,486	(103,036)
Balance at Jun. 30, 2020		$ 127,019,156	[1]	16,746,986	14,044,269	(182,194,414)	22,907,323	9,088,990	7,612,310
Balance, shares at Jun. 30, 2020	[1]	7,332,434
Balance at Dec. 31, 2020		$ 131,247,787	[1]	15,643,404	14,044,269	(192,212,544)	23,612,413	8,640,871	976,200
Balance, shares at Dec. 31, 2020	[1]	8,486,956
Stock-based payment for consulting fee		$ 21,840	[1]	11,318,641					11,340,481
Stock-based payment for consulting fee, shares	[1]	7,000
Conversion of convertible notes (Note 15)		$ 1,745,930	[1]	(205,810)					1,540,120
Conversion of convertible notes (Note 15), shares	[1]	598,034
Issuance of common stock for financing (Note 18)		$ 13,071,998	[1]						13,071,998
Insurance of common stock for financing (Note 18), shares	[1]	3,140,740
Employee Stock Incentive		$ 2,792,000	[1]	158,070					2,950,070
Employee stock incentive (Note 18), shares	[1]	200,000
Net loss for the year			[1]			(14,098,340)		(366,570)	(14,464,910)
Foreign currency translation loss			[1]				63,473	(18,950)	44,523
Common stock issued for business acquisition		$ 5,436,456	[1]						5,436,456
Common stock issued for business acquisition, shares	[1]	1,213,630
Minority shareholders’ contribution			[1]					4,047	4,047
Balance at Jun. 30, 2021		$ 154,316,011	[1]	$ 26,914,305	$ 14,044,269	$ (206,310,884)	$ 23,675,886	$ 8,259,398	$ 20,898,985
Balance, shares at Jun. 30, 2021	[1]	13,646,360

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.